Revenue (Details) - Schedule of Revenue from Contracts with Customers - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	$ 20,674,691	$ 6,429,335
Government [Member] | Hardware sales [Member] | Video IoT [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	20,616
Government [Member] | Service revenue [Member] | Video IoT [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	1,056,025	1,099,987
Government [Member] | Service revenue [Member] | Security Convergence [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	19,112,606	4,767,044
Non-Government [Member] | Software sales [Member] | Video IoT [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	194,541	82,745
Non-Government [Member] | Software sales [Member] | Security Convergence [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers
Non-Government [Member] | Service revenue [Member] | Video IoT [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	177,657	274,663
Non-Government [Member] | Service revenue [Member] | Security Convergence [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	$ 113,246	$ 204,896